Recently Issued Accounting Standards	3 Months Ended
Mar. 31, 2014
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Recently Issued Accounting Standards

14. Recently Issued Accounting Standards

In April 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-08 “Reporting Discontinued Operations and Disclosures of Disposals of Components of and Entity” (ASU No. 2014-08), which is an update for Accounting Standards Codification Topic No. 205 “Presentation of Financial Statements” and Topic No. 360 “Property, Plant and Equipment’. This update changes the requirements of reporting discontinued operations. Under the amended guidance, a disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. The amendments in this update are effective for all disposals (or classifications as held for sale) of components of an entity that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years, with early adoption permitted. The adoption of this update concerns presentation and disclosure only as it relates to our consolidated financial statements. The Company is currently assessing the impact of ASU No. 2014-08 on its consolidated financial position and results of operations.